UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-Q

                                   ----------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                                 GLOBAL X FUNDS
               (Exact name of registrant as specified in charter)

                                   ----------

                            410 Park Ave, 4th Floor,
                               New York, NY 10022
               (Address of principal executive offices) (Zip code)

                      SEI Investments Global Fund Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (888) 493-8631

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2010

                   DATE OF REPORTING PERIOD: JANUARY 31, 2010

ITEM 1. SCHEDULE OF INVESTMENTS

                               (GLOBAL FUNDS LOGO)
                             The World in your Hands

SCHEDULE OF INVESTMENTS (UNAUDITED)                             JANUARY 31, 2010

                           GLOBAL X CHINA CONSUMER ETF

COMMON STOCK -- 99.9+%

                                                        SHARES         VALUE
                                                     -----------   ------------
CHINA -- 86.1%
Consumer Goods -- 40.3%
   361 Degrees International .....................       244,200   $    166,405
   Anta Sports Products ..........................       279,400        369,265
   AviChina Industry & Technology, Cl H ..........       594,000        267,805
   Bosideng International Holdings ...............       860,200        170,642
   China Huiyuan Juice Group .....................       213,400        137,995
   China Yurun Food Group ........................       347,600        976,115
   Dongfeng Motor Group, Cl H ....................       592,500        776,964
   Great Wall Motor, Cl H ........................       160,600        219,289
   Li Heng Chemical Fibre Technologies ...........       677,400        139,750
   Li Ning .......................................       259,600        792,534
   Shenzhou International Group Holdings .........       145,200        184,046
   Tingyi Cayman Islands Holding .................       319,700        691,858
   Tsingtao Brewery, Cl H ........................       158,400        789,643
   Uni-President China Holdings ..................       391,600        238,599
   Want Want China Holdings ......................     1,212,900        778,071
   Zhongpin * ....................................        11,000        134,200
                                                                   ------------
                                                                      6,833,181
                                                                   ------------
Consumer Services -- 38.4%
   Air China, Cl H ...............................       869,000        727,609
   AirMedia Group ADR * ..........................        26,400        204,864
   Ajisen China Holdings .........................       156,200        143,461
   China Dongxiang Group .........................     1,094,000        710,252
   China Nepstar Chain Drugstore ADR .............        41,800        252,472
   China Southern Airlines, Cl H * ...............       713,500        236,206
   Focus Media Holding ADR * .....................        39,600        531,432
   Golden Eagle Retail Group .....................       244,200        441,020
   Home Inns & Hotels Management ADR * ...........        13,200        406,032
   Intime Department Store Group .................       398,200        341,105
   New Oriental Education & Technology
      Group ADR* .................................        10,340        703,120
   New World Department Store China ..............       189,900        170,499
   Parkson Retail Group ..........................       437,000        749,809
   Peak Sport Products * .........................       336,600        209,424
   Shanghai Jin Jiang International Hotels
      Group, Cl H ................................       497,200        149,869
   VisionChina Media ADR * .......................        28,950        251,576

                               (GLOBAL FUNDS LOGO)
                             The World in your Hands

SCHEDULE OF INVESTMENTS (UNAUDITED)                             JANUARY 31, 2010

                           GLOBAL X CHINA CONSUMER ETF

COMMON STOCK -- CONTINUED

                                                     SHARES/FACE
                                                        AMOUNT         VALUE
                                                     -----------   ------------
Consumer Services -- continued
   Wumart Stores, Cl H ...........................       171,600   $    287,359
                                                                   ------------
                                                                      6,516,109
                                                                   ------------
Health Care -- 7.4%
   Shandong Weigao Group Medical Polymer, Cl H ...       136,400        498,997
   Sinopharm Group, Cl H * .......................       198,000        747,305
                                                                   ------------
                                                                      1,246,302
                                                                   ------------
TOTAL CHINA ......................................                   14,595,592
                                                                   ------------
HONG KONG -- 13.8%
Consumer Goods -- 12.2%
   BaWang International Group Holding * ..........       330,000        190,865
   China Agri-Industries Holdings ................       565,400        776,386
   China Foods ...................................       294,800        252,151
   Denway Motors .................................     1,476,900        846,595
                                                                   ------------
                                                                      2,065,997
                                                                   ------------
Consumer Services -- 1.6%
   China Travel International Inv HK .............     1,108,000        275,462
                                                                   ------------
TOTAL HONG KONG ..................................                    2,341,459
                                                                   ------------
TOTAL COMMON STOCK
   (Cost $18,200,587) ............................                 $ 16,937,051
                                                                   ============
TIME DEPOSIT -- 0.1%
   Brown Brothers, 0.031%
   (Cost $20,033) ................................   $    20,033         20,033
                                                                   ------------
TOTAL TIME DEPOSIT
   (Cost $20,033) ................................                 $     20,033
                                                                   ============
TOTAL INVESTMENTS -- 100.0%
   (Cost $18,220,620) ++ .........................                 $ 16,957,084
                                                                   ============

     PERCENTAGES ARE BASED ON NET ASSETS OF $16,949,115.

*    NON-INCOME PRODUCING SECURITY.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

++ AT JANUARY 31, 2010, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $18,220,620 AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $312,319 AND $(1,575,855), RESPECTIVELY.

                               (GLOBAL FUNDS LOGO)
                             The World in your Hands

SCHEDULE OF INVESTMENTS (UNAUDITED)                             JANUARY 31, 2010

                           GLOBAL X CHINA CONSUMER ETF

ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS

AS OF JANUARY 31, 2010, ALL OF THE FUND'S INVESTMENTS ARE CLASSIFIED AS LEVEL, EXCEPT FOR THE TIME DEPOSIT WHICH IS LEVEL 2, IN ACCORDANCE WITH ASC 820 (FORMERLY FAS 157).

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

                               (GLOBAL FUNDS LOGO)
                             The World in your Hands

SCHEDULE OF INVESTMENTS (UNAUDITED)                             JANUARY 31, 2010

                            GLOBAL X CHINA ENERGY ETF

COMMON STOCK -- 97.8+%

                                                        SHARES         VALUE
                                                     -----------   ------------
CHINA -- 72.7%
Energy -- 55.4%
   China Coal Energy .............................        82,700   $    126,770
   China Oilfield Services, Cl H .................       103,400        123,604
   China Petroleum & Chemical, Cl H ..............       313,600        246,821
   China Shenhua Energy ..........................        59,200        254,702
   Honghua Group .................................        75,600         11,589
   JA Solar Holdings ADR * .......................        12,800         55,040
   LDK Solar ADR * ...............................         8,800         54,824
   PetroChina, Cl H ..............................       220,000        249,385
   Renesola ADR * ................................         6,800         29,920
   Solarfun Power Holdings ADR * .................         5,200         37,492
   Suntech Power Holdings ADR * ..................         8,000        108,080
   Tianneng Power International ..................        46,000         17,480
   Trina Solar ADR * .............................         4,000         87,720
   Yingli Green Energy Holding ADR * .............         7,200         90,144
                                                                   ------------
                                                                      1,493,571
                                                                   ------------
Utilities -- 17.3%
   Datang International Power Generation, Cl H ...       237,600        101,919
   GCL Poly Energy Holdings ......................       461,600        109,408
   Huadian Power International, Cl H .............        99,600         25,660
   Huaneng Power International, Cl H .............       197,200        111,516
   Xinao Gas Holdings ............................        49,800        118,420
                                                                   ------------
                                                                        466,923
                                                                   ------------
TOTAL CHINA ......................................                    1,960,494
                                                                   ------------
HONG KONG -- 25.1%
Energy -- 19.5%
   Beijing Enterprises Holdings ..................        18,000        125,555
   CNOOC .........................................       175,600        249,723
   Cnpc Hong Kong ................................       120,800        150,784
                                                                   ------------
                                                                        526,062
                                                                   ------------
Utilities -- 5.6%
   China Power International Development .........       122,400         30,430
   China Resources Power Holdings ................        61,600        119,660
                                                                   ------------
                                                                        150,090
                                                                   ------------

                               (GLOBAL FUNDS LOGO)
                             The World in your Hands

SCHEDULE OF INVESTMENTS (UNAUDITED)                             JANUARY 31, 2010

                            GLOBAL X CHINA ENERGY ETF

COMMON STOCK -- CONTINUED

                                                     FACE AMOUNT       VALUE
                                                     -----------   ------------
TOTAL HONG KONG ..................................                 $    676,152
                                                                   ------------
TOTAL COMMON STOCK
   (Cost $2,921,771) .............................                 $  2,636,646
                                                                   ============
TIME DEPOSIT -- 0.1%
   Brown Brothers, 0.031%
   (Cost $1,611) .................................   $     1,611          1,611
                                                                   ------------
TOTAL TIME DEPOSIT
   (Cost $1,611) .................................                 $      1,611
                                                                   ============
TOTAL INVESTMENTS -- 97.9%
   (Cost $2,923,382) ++ ..........................                 $  2,638,257
                                                                   ============

     PERCENTAGES ARE BASED ON NET ASSETS OF $2,694,268.

*    NON-INCOME PRODUCING SECURITY.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

++ AT JANUARY 31, 2010, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $2,923,382 AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $6,491 AND $(291,616), RESPECTIVELY.

ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS

AS OF JANUARY 31, 2010, ALL OF THE FUND'S INVESTMENTS ARE CLASSIFIED AS LEVEL, EXCEPT FOR THE TIME DEPOSIT WHICH IS LEVEL 2, IN ACCORDANCE WITH ASC 820 (FORMERLY FAS 157).

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

                               (GLOBAL FUNDS LOGO)
                             The World in your Hands

SCHEDULE OF INVESTMENTS (UNAUDITED)                             JANUARY 31, 2010

                          GLOBAL X CHINA FINANCIALS ETF

COMMON STOCK -- 99.9+%

                                                        SHARES         VALUE
                                                     -----------   ------------
CHINA -- 79.8%
Financials -- 79.8%
   Bank of China .................................     5,494,500   $  2,654,143
   Bank of Communications, Cl H ..................     1,260,000      1,280,597
   China Citic Bank ..............................     2,011,500      1,355,147
   China Construction Bank, Cl H .................     3,694,500      2,845,913
   China Life Insurance, Cl H ....................       688,500      3,073,067
   China Merchants Bank ..........................       589,500      1,371,407
   CNinsure ADR ..................................        20,250        376,852
   Country Garden Holdings .......................     1,548,000        508,483
   E-House China Holdings ADR * ..................        20,250        324,810
   Greentown China Holdings ......................       265,500        318,062
   Guangzhou R&F Properties ......................       427,500        607,953
   Industrial & Commercial Bank of China .........     4,000,500      2,937,338
   KWG Property Holding ..........................       472,500        287,282
   PICC Property & Casualty, Cl H ................     1,507,000      1,372,453
   Ping An Insurance Group of China, Cl H ........       171,000      1,339,259
   Renhe Commercial Holdings .....................     3,114,000        665,873
   Sino-Ocean Land Holdings ......................     1,354,500      1,107,943
   Soho China ....................................       837,000        410,786
                                                                   ------------
TOTAL CHINA ......................................                   22,837,368
                                                                   ------------
HONG KONG -- 20.1%
Financials -- 20.1%
   Agile Property Holdings .......................       616,500        779,053
   China Overseas Land & Investment ..............       702,000      1,258,755
   China Resources Land ..........................       625,500      1,134,475
   China Taiping Insurance Holdings ..............       432,000      1,366,155
   Franshion Properties China ....................     1,048,500        347,109
   Shenzhen Investment ...........................       868,500        312,132
   Shui On Land ..................................     1,125,000        536,191
                                                                   ------------
TOTAL HONG KONG ..................................                    5,733,870
                                                                   ------------
TOTAL COMMON STOCK
   (Cost $32,569,789) ............................                 $ 28,571,238
                                                                   ============

                               (GLOBAL FUNDS LOGO)
                             The World in your Hands

SCHEDULE OF INVESTMENTS (UNAUDITED)                             JANUARY 31, 2010

                          GLOBAL X CHINA FINANCIALS ETF

TIME DEPOSIT -- 0.0%

                                                     FACE AMOUNT       VALUE
                                                     -----------   ------------
   Brown Brothers, 0.031%
   (Cost $10,435) ................................   $    10,435   $     10,435
                                                                   ------------
TOTAL TIME DEPOSIT
   (Cost $10,435) ................................                 $     10,435
                                                                   ============
TOTAL INVESTMENTS -- 99.9%
   (Cost $32,580,224) ++ .........................                 $ 28,581,673
                                                                   ============

     PERCENTAGES ARE BASED ON NET ASSETS OF $28,611,154.

*    NON-INCOME PRODUCING SECURITY.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

++ AT JANUARY 31, 2010, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $32,580,224 AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $39,650 AND $(4,038,201), RESPECTIVELY.

ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS

AS OF JANUARY 31, 2010, ALL OF THE FUND'S INVESTMENTS ARE CLASSIFIED AS LEVEL, EXCEPT FOR THE TIME DEPOSIT WHICH IS LEVEL 2, IN ACCORDANCE WITH ASC 820 (FORMERLY FAS 157).

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

                               (GLOBAL FUNDS LOGO)
                             The World in your Hands

SCHEDULE OF INVESTMENTS (UNAUDITED)                             JANUARY 31, 2010

                         GLOBAL X CHINA INDUSTRIALS ETF

COMMON STOCK -- 99.7+%

                                                        SHARES         VALUE
                                                     -----------   ------------
CHINA -- 88.4%
Industrials -- 88.4%
   Anhui Conch Cement, Cl H ......................       187,000   $  1,035,798
   Asia Cement China Holdings ....................       323,000        156,443
   BBMG * ........................................       860,200        859,856
   Byd, Cl H .....................................       132,600        971,898
   China Communications Construction, Cl H .......     1,122,000      1,047,841
   China COSCO Holdings, Cl H ....................       975,800      1,163,956
   China High Speed Transmission Equipment
      Group ......................................       564,400      1,131,257
   China National Building Material, Cl H ........       564,400        940,776
   China National Materials ......................       890,800        542,758
   China Railway Construction, Cl H ..............       918,000      1,163,597
   China Railway Group * .........................     1,536,800      1,114,527
   China Shanshui Cement Group ...................     1,288,600        751,936
   China Shipping Container Lines, Cl H ..........     2,716,600      1,032,316
   China Shipping Development, Cl H ..............       856,800      1,357,530
   China South Locomotive and Rolling Stock ......     1,407,600        933,795
   Dongfang Electric, Cl H .......................       122,400        607,814
   Duoyuan Global Water ADR * ....................        16,150        460,275
   Guangshen Railway, Cl H .......................     1,094,800        449,873
   Harbin Power Equipment, Cl H ..................       479,400        387,195
   Metallurgical Corp of China, Cl H * ...........     1,829,200        956,648
   Shanghai Electric Group, Cl H .................     2,162,400        947,065
   Sinotrans, Cl H ...............................     1,186,600        316,402
   Sinotrans Shipping ............................       975,800        455,024
   Sinotruk Hong Kong ............................       506,600        591,885
   Tianjin Development Holdings ..................       380,800        233,490
   Weichai Power, Cl H ...........................       149,600      1,083,974
   Zhuzhou CSR Times Electric, Cl H ..............       350,200        643,281
                                                                   ------------
TOTAL CHINA ......................................                   21,337,210
                                                                   ------------
HONG KONG -- 11.3%
Industrials -- 11.3%
   Beijing Capital International Airport, Cl H ...     1,135,600        645,103
   Citic Resources Holdings * ....................     1,591,200        395,591

                               (GLOBAL FUNDS LOGO)
                             The World in your Hands

SCHEDULE OF INVESTMENTS (UNAUDITED)                             JANUARY 31, 2010

                         GLOBAL X CHINA INDUSTRIALS ETF

COMMON STOCK -- CONTINUED

                                                     SHARES/FACE
                                                        AMOUNT         VALUE
                                                     -----------   ------------
Industrials -- continued
   Shanghai Industrial Holdings ..................       258,400   $  1,206,606
   Shenzhen International Holdings ...............     6,307,000        479,335
                                                                   ------------
TOTAL HONG KONG ..................................                    2,726,635
                                                                   ------------
TOTAL COMMON STOCK
   (Cost $27,130,980) ............................                 $ 24,063,845
                                                                   ============
TIME DEPOSIT -- 0.4%
   Brown Brothers, 0.031%
   (Cost $85,622) ................................   $    85,622         85,622
                                                                   ------------
TOTAL TIME DEPOSIT
   (Cost $85,622) ................................                 $     85,622
                                                                   ============
TOTAL INVESTMENTS -- 100.1%
   (Cost $27,216,602) ++ .........................                 $ 24,149,467
                                                                   ============

     PERCENTAGES ARE BASED ON NET ASSETS OF $24,134,826.

*    NON-INCOME PRODUCING SECURITY.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

++ AT JANUARY 31, 2010, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $27,216,602 AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $82,523 AND $(3,149,658), RESPECTIVELY.

ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS

AS OF JANUARY 31, 2010, ALL OF THE FUND'S INVESTMENTS ARE CLASSIFIED AS LEVEL, EXCEPT FOR THE TIME DEPOSIT WHICH IS LEVEL 2, IN ACCORDANCE WITH ASC 820 (FORMERLY FAS 157).

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

                               (GLOBAL FUNDS LOGO)
                             The World in your Hands

SCHEDULE OF INVESTMENTS (UNAUDITED)                             JANUARY 31, 2010

                          GLOBAL X CHINA MATERIALS ETF

COMMON STOCK -- 99.9+%

                                                        SHARES         VALUE
                                                     -----------   ------------
CHINA -- 87.7%
Basic Materials -- 87.7%
   Aluminum Corp of China, Cl H ..................        59,400   $      59,988
   Angang Steel, Cl H ............................        30,000          52,324
   China Agritech * ..............................           560          15,305
   China Green Agriculture * .....................         1,700          24,361
   China Molybdenum, Cl H ........................        81,400          63,647
   China Vanadium Titano - Magnetite Mining * ....        93,000          50,674
   China XLX Fertiliser ..........................        51,000          19,773
   Chongqing Iron & Steel, Cl H ..................        74,000          23,259
   Dongyue Group .................................       126,400          19,701
   Fufeng Group ..................................        94,400          59,584
   General Steel Holdings * ......................         3,400          13,022
   Hunan Non-Ferrous Metal, Cl H .................       146,800          58,054
   Jiangxi Copper, Cl H ..........................        27,800          56,151
   Lingbao Gold, Cl H ............................        38,600          13,922
   Lumena Resources * ............................       116,800          27,082
   Maanshan Iron & Steel, Cl H ...................        89,800          54,368
   Real Gold Mining * ............................        44,200          51,299
   ShengdaTech * .................................         4,200          23,898
   Shougang Concord International Enterprises ....       280,200          57,750
   Sinopec Shanghai Petrochemical, Cl H ..........       164,000          57,673
   Sinopec Yizheng Chemical Fibre, Cl H * ........       192,000          46,744
   Xinjiang Xinxin Mining Industry, Cl H .........        94,800          47,870
   Yingde Gases * ................................        54,000          54,674
   Zhaojin Mining Industry .......................        31,600          56,825
   Zijin Mining Group, Cl H ......................        67,000          54,804
                                                                   -------------
TOTAL CHINA ......................................                     1,062,752
                                                                   -------------
HONG KONG -- 12.2%
Basic Materials -- 12.2%
   China Rare Earth Holdings .....................       131,200          29,576
   Citic Pacific .................................        23,600          50,343
   Sinofert Holdings .............................       115,600          67,307
                                                                   -------------
TOTAL HONG KONG ..................................                       147,226
                                                                   -------------

                               (GLOBAL FUNDS LOGO)
                             The World in your Hands

SCHEDULE OF INVESTMENTS (UNAUDITED)                             JANUARY 31, 2010

                          GLOBAL X CHINA MATERIALS ETF

COMMON STOCK -- CONTINUED

                                                        SHARES         VALUE
                                                     -----------   ------------
TOTAL COMMON STOCK
   (Cost $1,493,576) .............................                 $   1,209,978
                                                                   =============
TOTAL INVESTMENTS -- 99.9%
   (Cost $1,493,576) ++ ..........................                 $   1,209,978
                                                                   =============

     PERCENTAGES ARE BASED ON NET ASSETS OF $1,211,274.

*    NON-INCOME PRODUCING SECURITY.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

++ AT JANUARY 31, 2010, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $1,493,576 AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $0 AND $(283,598), RESPECTIVELY.

CL -- CLASS

AS OF JANUARY 31, 2010, ALL OF THE FUND'S INVESTMENTS ARE CLASSIFIED AS LEVEL , EXCEPT FOR THE TIME DEPOSIT WHICH IS LEVEL 2, IN ACCORDANCE WITH ASC 820 (FORMERLY FAS 157).

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

                               (GLOBAL FUNDS LOGO)
                             The World in your Hands

SCHEDULE OF INVESTMENTS (UNAUDITED)                             JANUARY 31, 2010

                          GLOBAL X CHINA TECHNOLOGY ETF

COMMON STOCK -- 100.0+%

                                                        SHARES         VALUE
                                                     -----------   ------------
CHINA -- 91.5%
Technology -- 86.5%
   AAC Acoustic Technologies Holdings ............        63,200   $     104,531
   Alibaba.com ...................................        56,000         126,960
   AsiaInfo Holdings * ...........................         3,200          76,480
   Baidu ADR * ...................................           348         143,275
   BYD Electronic International ..................        75,200          63,643
   China Communications Services, Cl H ...........       178,400          91,003
   Ctrip.com International ADR * .................         4,800         150,192
   Foxconn International Holdings * ..............       145,600         155,107
   Giant Interactive Group ADR ...................        18,000         131,760
   Kingdee International Software Group ..........       138,400          34,230
   Kingsoft ......................................        46,400          35,563
   Lenovo Group ..................................       231,600         160,206
   Longtop Financial Technologies ADR * ..........         4,400         152,504
   Netease.com ADR * .............................         3,400         111,520
   Perfect World ADR * ...........................         2,800         104,412
   Semiconductor Manufacturing International * ...     1,540,000         115,057
   Shanda Interactive Entertainment ADR * ........         3,000         138,630
   Sina * ........................................         3,600         130,176
   Sohu.com * ....................................         2,400         120,840
   Tencent Holdings ..............................         7,600         142,149
   VanceInfo Technologies ADR * ..................         3,600          57,708
   ZTE, Cl H .....................................        22,000         129,227
                                                                   -------------
                                                                       2,475,173
                                                                   -------------
Telecommunications -- 5.0%
   China Telecom, Cl H ...........................       290,400         121,201
   KongZhong ADR * ...............................         2,800          23,716
                                                                   -------------
                                                                         144,917
                                                                   -------------
TOTAL CHINA ......................................                     2,620,090
                                                                   -------------
HONG KONG -- 8.5%
Telecommunications -- 8.5%
   China Mobile ..................................        13,600         129,201
   China Unicom Hong Kong ........................       100,000         113,228
                                                                   -------------
                                                                         242,429
                                                                   -------------

                               (GLOBAL FUNDS LOGO)
                             The World in your Hands

SCHEDULE OF INVESTMENTS (UNAUDITED)                             JANUARY 31, 2010

                          GLOBAL X CHINA TECHNOLOGY ETF

COMMON STOCK -- CONTINUED

                                                     FACE AMOUNT       VALUE
                                                     -----------   ------------
TOTAL COMMON STOCK
   (Cost $2,974,172) .............................                 $   2,862,519
                                                                   =============
TIME DEPOSIT -- 0.1%
   Brown Brothers, 0.031%
   (Cost $3,430) .................................   $     3,430           3,430
                                                                   -------------
TOTAL TIME DEPOSIT
   (Cost $3,430) .................................                 $       3,430
                                                                   =============
TOTAL INVESTMENTS -- 100.1%
   (Cost $2,977,602) ++ ..........................                 $   2,865,949
                                                                   =============

     PERCENTAGES ARE BASED ON NET ASSETS OF $2,862,852.

*    NON-INCOME PRODUCING SECURITY.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

++ AT JANUARY 31, 2010, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $2,977,602 AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $75,415 AND $(187,068), RESPECTIVELY.

ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS

AS OF JANUARY 31, 2010, ALL OF THE FUND'S INVESTMENTS ARE CLASSIFIED AS LEVEL , EXCEPT FOR THE TIME DEPOSIT WHICH IS LEVEL 2, IN ACCORDANCE WITH ASC 820 (FORMERLY FAS 157).

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

                               (GLOBAL FUNDS LOGO)
                             The World in your Hands

SCHEDULE OF INVESTMENTS (UNAUDITED)                             JANUARY 31, 2010

                           GLOBAL X FTSE NORDIC 30 ETF

COMMON STOCK -- 99.8%

                                                        SHARES         VALUE
                                                     -----------   ------------
DENMARK -- 20.2%
Consumer Goods -- 2.2%
   Carlsberg, Cl B ...............................         1,600   $     120,397
                                                                   -------------
Financials -- 4.0%
   Danske Bank ...................................         9,200         221,908
                                                                   -------------
Health Care -- 8.3%
   Novo Nordisk ADR ..............................         6,839         461,154
                                                                   -------------
Industrials -- 3.3%
   A P Moller - Maersk, Cl B .....................            23         181,938
                                                                   -------------
Oil & Gas -- 2.5%
   Vestas Wind Systems * .........................         2,600         138,453
                                                                   -------------
TOTAL DENMARK ....................................                     1,123,850
                                                                   -------------
FINLAND-- 17.2%
Basic Materials -- 1.4%
   UPM-Kymmene ...................................         6,800          75,190
                                                                   -------------
Financials -- 3.4%
   Sampo, Cl A ...................................         7,800         189,690
                                                                   -------------
Industrials -- 1.5%
   Kone, Cl B ....................................         2,100          85,108
                                                                   -------------
Technology -- 8.3%
   Nokia ADR .....................................        33,500         458,615
                                                                   -------------
Utilities -- 2.7%
   Fortum ........................................         5,800         148,048
                                                                   -------------
TOTAL FINLAND ....................................                       956,651
                                                                   -------------
NORWAY-- 19.3%
Basic Materials -- 3.7%
   Norsk Hydro ...................................        11,400          83,726
   Yara International ............................         2,900         122,357
                                                                   -------------
                                                                         206,083
                                                                   -------------
Consumer Goods -- 2.2%
   Orkla .........................................        13,200         119,901
                                                                   -------------
Financials -- 2.9%
   DnB ...........................................        14,255         162,817
                                                                   -------------

                               (GLOBAL FUNDS LOGO)
                             The World in your Hands

SCHEDULE OF INVESTMENTS (UNAUDITED)                             JANUARY 31, 2010

                           GLOBAL X FTSE NORDIC 30 ETF

COMMON STOCK -- CONTINUED

                                                        SHARES         VALUE
                                                     -----------   ------------
Oil & Gas -- 8.1%
   Renewable Energy * ............................         4,400   $      25,815
   Seadrill ......................................         2,800          64,435
   Statoil ADR ...................................        15,995         357,648
                                                                   -------------
                                                                         447,898
                                                                   -------------
Telecommunications -- 2.5%
   Telenor .......................................        10,600         138,699
                                                                   -------------
TOTAL NORWAY .....................................                     1,075,398
                                                                   -------------
SWEDEN-- 43.1%
Consumer Goods -- 1.9%
   Svenska Cellulosa, Cl B .......................         7,900         107,157
                                                                   -------------
Consumer Services -- 4.2%
   Hennes & Mauritz, Cl B ........................         3,900         230,977
                                                                   -------------
Financials -- 17.4%
   Investor, Cl B ................................         6,000         106,402
   Nordea Bank ...................................        52,300         485,328
   Skandinaviska Enskilda Banken, Cl A ...........        27,000         162,210
   Svenska Handelsbanken, Cl A ...................         8,100         213,160
                                                                   -------------
                                                                         967,100
                                                                   -------------
Industrials -- 9.5%
   Atlas Copco, Cl A .............................         8,400         115,076
   Sandvik .......................................        15,700         172,576
   SKF, Cl B .....................................         5,400          84,212
   Volvo, Cl B ...................................        18,400         156,798
                                                                   -------------
                                                                         528,662
                                                                   -------------
Technology -- 6.6%
   Ericsson ADR ..................................        38,000         367,840
                                                                   -------------
Telecommunications -- 3.5%
   TeliaSonera ...................................        28,900         195,181
                                                                   -------------
TOTAL SWEDEN .....................................                     2,396,917
                                                                   -------------
TOTAL COMMON STOCK
   (Cost $5,323,531) .............................                 $   5,552,816
                                                                   =============

                               (GLOBAL FUNDS LOGO)
                             The World in your Hands

SCHEDULE OF INVESTMENTS (UNAUDITED)                             JANUARY 31, 2010

                           GLOBAL X FTSE NORDIC 30 ETF

TIME DEPOSIT -- 0.4%

                                                     FACE AMOUNT       VALUE
                                                     -----------   ------------
   Brown Brothers, 0.031%
   (Cost $21,941) ................................   $    21,941   $      21,941
                                                                   -------------
TOTAL TIME DEPOSIT
   (Cost $21,941) ................................                 $      21,941
                                                                   =============
TOTAL INVESTMENTS -- 100.2%
   (Cost $5,345,472) + ...........................                 $   5,574,757
                                                                   =============

     PERCENTAGES ARE BASED ON NET ASSETS OF $5,561,774.

*    NON-INCOME PRODUCING SECURITY.

+ AT JANUARY 31, 2010, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $5,345,472 AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $301,397 AND $(72,112), RESPECTIVELY.

ADR -- AMERICAN DEPOSITARY RECEIPT

CL -- CLASS

AS OF JANUARY 31, 2010, ALL OF THE FUND'S INVESTMENTS ARE CLASSIFIED AS LEVEL, EXCEPT FOR THE TIME DEPOSIT WHICH IS LEVEL 2, IN ACCORDANCE WITH ASC 820 (FORMERLY FAS 157).

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

                               (GLOBAL FUNDS LOGO)
                             The World in your Hands

SCHEDULE OF INVESTMENTS (UNAUDITED)                             JANUARY 31, 2010

                   GLOBAL X / INTERBOLSA FTSE COLOMBIA 20 ETF

COMMON STOCK -- 99.2+%

                                                        SHARES         VALUE
                                                     -----------   ------------
COLOMBIA -- 99.2%
Consumer Goods -- 6.0%
   Cia Colombiana del Tejidos * ..................   109,880,512   $      55,988
   Grupo Nacional de Chocolates ..................        31,674         322,780
   Textiles Fabricato Tejicondor * ...............     3,726,064          55,265
                                                                   -------------
                                                                         434,033
                                                                   -------------
Consumer Services -- 4.5%
   Almacenes Exito ...............................        34,679         323,661
                                                                   -------------
Financials -- 46.4%
   Banco de Bogota ...............................        21,094         361,818
   BanColombia ADR ...............................        30,555       1,316,921
   Bolsa de Valores de Colombia ..................    11,205,715         169,030
   Cia Colombiana de Inversiones .................        13,016         341,455
   Financiera Colombiana .........................        29,331         335,896
   Grupo Aval Acciones y Valores .................       896,393         337,809
   Grupo de Inversiones Suramericana .............        28,191         358,965
   Helm Bank .....................................       339,159          75,285
   Interbolsa ....................................        56,885          69,162
                                                                   -------------
                                                                       3,366,341
                                                                   -------------
Industrials -- 10.8%
   Cementos Argos ................................        62,569         370,578
   Inversiones Argos .............................        37,562         378,614
   Tableros y Maderas de Caldas ..................    11,508,923          36,114
                                                                   -------------
                                                                         785,306
                                                                   -------------
Oil & Gas -- 19.7%
   Ecopetrol ADR .................................        58,782       1,431,930
                                                                   -------------
Telecommunications -- 2.0%
   Empresa de Telecomunicaciones de Bogota .......       256,278         147,390
                                                                   -------------
Utilities -- 9.8%
   Interconexion Electrica .......................        54,682         349,797
   Isagen ........................................       318,075         357,839
                                                                   -------------
                                                                         707,636
                                                                   -------------
TOTAL COLOMBIA ...................................                     7,196,297
                                                                   -------------
TOTAL COMMON STOCK
   (Cost $5,224,966) .............................                   $ 7,196,297
                                                                   =============

                               (GLOBAL FUNDS LOGO)
                             The World in your Hands

SCHEDULE OF INVESTMENTS (UNAUDITED)                             JANUARY 31, 2010

                   GLOBAL X / INTERBOLSA FTSE COLOMBIA 20 ETF

TIME DEPOSIT -- 0.6%

                                                     FACE AMOUNT       VALUE
                                                     -----------   ------------
   Brown Brothers, 0.031%
   (Cost $45,127) ................................   $    45,127   $      45,127
                                                                   -------------
TOTAL TIME DEPOSIT
   (Cost $45,127) ................................                 $      45,127
                                                                   =============
TOTAL INVESTMENTS -- 99.8%
   (Cost $5,270,093) ++ ..........................                 $   7,241,424
                                                                   =============

     PERCENTAGES ARE BASED ON NET ASSETS OF $7,253,299.

*    NON-INCOME PRODUCING SECURITY.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

++ AT JANUARY 31, 2010, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $5,270,093 AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $2,030,541 AND $(59,210), RESPECTIVELY.

ADR -- AMERICAN DEPOSITARY RECEIPT

AS OF JANUARY 31, 2010, ALL OF THE FUND'S INVESTMENTS ARE CLASSIFIED AS LEVEL, EXCEPT FOR THE TIME DEPOSIT WHICH IS LEVEL 2, IN ACCORDANCE WITH ASC 820 (FORMERLY FAS 157).

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

GLX-QH-001-0200

ITEM 2. CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            Global X Funds


By (Signature and Title)*               \s\ Bruno del Ama
                                        ----------------------------------------
                                        Bruno del Ama
                                        President

Date: March 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               \s\ Bruno del Ama
                                        ----------------------------------------
                                        Bruno del Ama
                                        President

Date: March 29, 2010


By (Signature and Title)*               \s\ Jose C. Gonzalez
                                        ----------------------------------------
                                        Jose C. Gonzalez
                                        CFO

Date: March 29, 2010

* Print the name and title of each signing officer under his or her signature.